Leases	9 Months Ended
Sep. 30, 2019
Leases
Leases

15.Leases

The Group has commercial lease agreements of office buildings and premises for equipment. The leases have an average life of between one and seven years. The contracts for a term of less than a year fall under the recognition exemption for being short-term leases. Total lease expense for the nine months ended September 30, 2019 recognized under such contracts is 187. Future minimum lease rentals under non-cancellable operating lease commitments for office equipment premises for a term less than 1 year as of September 30, 2019 are 30.

For long-term contracts, right-of-use assets and lease liabilities were recognized. Right-of-use assets are included into property and equipment. There change from the date of initial recognition was as follows:

	Right-of-use assets	Lease
	Office buildings	liabilities
As at January 1, 2019 (Note 2.2)	1,082	1,068
Additions	687	644
Depreciation	(278)	—
Interest expense	—	65
Payments	—	(439)
As at September 30, 2019	1,491	1,338
Including short-term portion		322

For the amount of rent expense recognized from short-term leases and variable lease payments for the nine months ended September 30, 2019 and September 30, 2018 see note 19.